Segment reporting - Summary of non-current assets by geography (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Geographical areas
Non-current assets	€ 437,522	€ 467,886
EMEA
Geographical areas
Non-current assets	255,836	303,768
North America
Geographical areas
Non-current assets	125,662	99,232
Greater China
Geographical areas
Non-current assets	53,187	53,337
Other Asia
Geographical areas
Non-current assets	€ 2,837	€ 11,549